NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) - USD ($)	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 31, 2015	May. 31, 2015	Mar. 31, 2015	Oct. 31, 2014	May. 31, 2014	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 06, 2015	Jul. 11, 2014	Jun. 30, 2013	Dec. 31, 2012
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value						$ 142,604			$ 142,604	$ 109,736	$ 587,459	$ 414,051				$ 174,444
Working Capital (Deficit)						(5,326,926)			(5,326,926)		(3,484,825)
Retained Earnings (Accumulated Deficit)						$ (24,957,953)			(24,957,953)		(22,908,272)	(18,651,112)
Booked Orders for New Customer Contracts Executed							$ 1,452,000
Booked Orders for New Customer Contracts Executed, Percentage Increase Over Prior Period							222.00%
Proceeds from Convertible Debt									$ 514,315	0	0	260,000
Class of Warrant or Rights, Exercised (in Shares)									538,000
Proceeds from Warrant Exercises			$ 8,000						$ 107,600	$ 0	44,000	0
Additional Funding Attempting to Secure											2,000,000	(2,000,000)
Sales Contract, Amount											$ 4,500,000	5,852,000
Increase (Decrease) in Sales Contract, Percentage											(23.00%)
Customer Subscription Renewals											$ 1,531,000	$ 1,303,000
Increase in Customer Subscription Renewals, Percentage											17.00%
Funding Initiative to Fund Software Development				$ 750,000							$ 750,000
Class of Warrant or Right, Outstanding (in Shares)						22,047,175			22,047,175		22,371,795	11,049,842				10,341,982
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.38	$ 0.20				$ 0.20
Notes Payable, Current						$ 983,616			$ 983,616		$ 669,789	$ 412,405
COPSync911 [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Product Description											The Company offers the COPsync911 threat alert, first introduced in the second quarter of 2013, for use in schools, hospitals, day care facilities, governmental office buildings, energy infrastructure and other facilities with a high level of concern about security. When used in schools, for example, the COPsync911 service enables school personnel to instantly and silently send emergency alerts directly to the closest law enforcement officers in their patrol vehicles, and to the local 911 dispatch center, with the mere click of a screen icon located on every Windows-based computer or any handheld device within the facility. The alert is also sent to the cell phones of all law enforcement officers in the area and to all teachers, administrators, and other staff at the school, alerting them of imminent danger. The Company expects its COPsync911 service to reduce emergency law enforcement response times by five to seven minutes.
VidTac Systems and Components [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Product Description											VidTac is a software-driven video system for law enforcement. Traditional in-vehicle video systems are “hardware centric” DVR-based systems. The video capture, compression and encryption of the video stream is performed by the DVR. The estimated price of these high-end, digital DVR-based systems is in excess of $5,000 per system. These DVR-based systems are typically replaced, at the same expensive price point, every three to four years as new patrol vehicles are placed into service.The VidTac system is price advantageous vis-a-vis other high-end video systems, since the Company is offering it for sale at a much lower price than the average price of DVR-based video systems. Furthermore, for those agencies that have in-vehicle computers, the VidTac system eliminates the need for the agency to purchase a second computer, i.e., the DVR, and eliminates the need to replace this second (DVR) computer every three to four years as new patrol vehicles are placed into service.
WARRANTsync System [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Product Description											The WARRANTsync system is designed to be a Texas statewide misdemeanor warrant clearing database. It enables law enforcement officers in the field to receive notice of outstanding warrants in real-time at the point of a traffic stop. The WARRANTsync system enables the offender to pay the outstanding warrant fees and costs using a credit card. Following payment, the offender is given a receipt and the transaction is complete. This product could be viewed as an enhancement feature to the core COPsync Network service since all COPsync Network users receive the outstanding Warrant notice.
Subsequent Event [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Proceeds from Convertible Debt	$ 1,308,350
Debt Instrument, Description	The proceeds from this financing will be used by the Company for repaying the remaining balances on the two bridge loans (See Note 8) and for general working capital purposes.
Proceeds from Issuance of Debt	$ 1,308,350
Additional Funding Attempting to Secure	$ 2,000,000
Notes Payable, Other Payables [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Debt Instrument, Term					36 months		11 months
Debt Instrument, Interest Rate, Stated Percentage			7.50%		50.00%		7.50%							15.00%
Debt Instrument, Face Amount			$ 33,319		$ 607,500		$ 33,319
Warrant Exercise Price $0.20 [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)											3,155,582
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)											$ 0.20
Class of Warrant or Rights, Aggregate Exercise Proceeds											$ 631,116
Warrant Exercise Price $0.20 [Member] | Subsequent Event [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Class of Warrant or Rights, Exercised (in Shares)							360,000
Proceeds from Warrant Exercises							$ 64,000
Convertible Debt [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Proceeds from Convertible Debt						$ 30,000	484,315		$ 514,315
Debt Instrument, Term									3 years
Debt Instrument, Interest Rate, Stated Percentage						2.00%			2.00%						3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.22		$ 0.10	$ 0.22		$ 0.10		$ 0.22		$ 0.10
Debt Instrument, Description								elected to execute either a one-year or two-year extension of the maturity dates of the original notes
Debt Instrument, Face Amount				$ 750,000											$ 40,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 0.40
Convertible Debt [Member] | Subsequent Event [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Proceeds from Convertible Debt							$ 450,000
Debt Instrument, Term							3 years
Debt Instrument, Interest Rate, Stated Percentage			2.00%				2.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.22				$ 0.22
Debt Instrument, Description	The proceeds from this financing will be used by the Company for repaying the remaining balances of the two bridge loans discussed above and for general working capital purposes.
Potential Extension of Notes Payable [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Debt Instrument, Description									Two holders of promissory notes representing an aggregate of $563,477 in principal have expressed their willingness to extend the due dates of their respective notes, one holder whose notes matured during the second quarter totaling $313,477 and another holder whose $250,000 note will mature in the third quarter of 2015. Both note holders have previously extended their respective notes. The Company is working with each lender to document these extensions at the date of this report.
Debt Instrument, Amount, Potential Modification of Maturity						$ 563,477			$ 563,477
Debt the Company is Attempting to Extend Maturity on [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Proceeds from Issuance of Debt		$ 350,000
Note Payable #1 [Member] | Bridge Loan [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Debt Instrument, Term		6 years
Debt Instrument, Face Amount		$ 300,000
Note Payable #2 [Member] | Bridge Loan [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Debt Instrument, Term		4 years
Debt Instrument, Face Amount		$ 50,000
Advance from the City of Pharr, TX [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Debt Instrument, Face Amount						$ 475,000			$ 475,000
Three Note Holders [Member] | Notes Payable, Other Payables [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Notes Payable, Current											$ 570,977